Victory Portfolios IV

5935 La Cantera Parkway

San Antonio, Texas 78256

February 4, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:      Victory Portfolios IV

File Nos. 333-282907; 811-24019

Ladies and Gentlemen:

On behalf of Victory Portfolios IV (the “Registrant”) with respect to each of the series portfolios of the Registrant with a fiscal year-end ended September 30, 2025 (the “Funds”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that with respect to the Fund:

(1)The form of prospectus that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 5 under the Securities Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), constituting the most recent amendment to this Registration Statement; and

(2)The text of the Amendment was filed electronically with the Securities and Exchange Commission on January 27, 2026, accession number 0001193125-26- 024905.

If you have any questions or comments regarding this filing, please call Jay G. Baris of Sidley Austin LLP at 212-839-8600, or Matthew J. Kutner of Sidley Austin LLP at 212-839-8679.

Very truly yours,

Victory Portfolios IV

By: /s/ Thomas Dusenberry

Thomas Dusenberry

President